ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET	Accounts receivable, net consisted of the following:
	As of December 31,
	2025	2024
	$’000	$’000

Accounts receivable – third parties	2,458	1,881

Accounts receivable, net	2,458	1,881

SCHEDULE OF AGEING ANALYSIS ACCOUNTS RECEIVABLE, NET

The following table sets forth the ageing analysis of our accounts receivable, net, based on the invoiced date as of the dates mentioned below:

	As of December 31,
	2025	2024
	$’000	$’000

Within 30 days	1,030	306
Between 31 and 60 days	725	469
Between 61 and 90 days	418	10
Between 91 and 120 days	213	36
Between 121 and 150 days	44	880
More than 150 days	28	180

Accounts receivable, net	2,458	1,881